Pacer US Export Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 14.8%
Alphabet, Inc. - Class A	6,084	$2,056,392
Electronic Arts, Inc.	933	190,257
Match Group, Inc.	880	27,412
Meta Platforms, Inc. - Class A	2,921	2,092,896
Netflix, Inc. (a)	17,148	1,431,687
		5,798,644

Consumer Discretionary - 5.1%
Airbnb, Inc. - Class A (a)	1,601	207,121
Booking Holdings, Inc.	121	605,223
Duolingo, Inc. (a)(b)	148	19,841
eBay, Inc.	1,686	153,797
Garmin Ltd.	717	144,576
Gentex Corp. (b)	816	18,776
McDonald's Corp.	2,670	841,050
		1,990,384

Consumer Staples - 6.9%
Brown-Forman Corp. - Class B (b)	1,098	30,052
Colgate-Palmolive Co.	3,034	273,940
Philip Morris International, Inc.	5,836	1,047,212
Procter & Gamble Co.	8,760	1,329,505
		2,680,709

Energy - 0.3%
APA Corp. (b)	1,322	34,914
TechnipFMC PLC	1,508	84,026
		118,940

Health Care - 12.1%
Abbott Laboratories	6,519	712,527
Agilent Technologies, Inc.	1,056	141,346
Align Technology, Inc. (a)	267	43,529
BioMarin Pharmaceutical, Inc. (a)	716	40,483
Bio-Rad Laboratories, Inc. - Class A (a)(b)	81	23,790
Danaher Corp.	2,655	581,153
Illumina, Inc. (a)	570	82,542
IQVIA Holdings, Inc. (a)	635	146,145
Medtronic PLC	4,820	496,267
Merck & Co., Inc. (b)	9,305	1,026,062
Mettler-Toledo International, Inc. (a)	76	104,366
Regeneron Pharmaceuticals, Inc.	388	287,682
Repligen Corp. (a)	209	31,218
Revvity, Inc. (b)	422	45,914
Thermo Fisher Scientific, Inc.	1,408	814,683
Waters Corp. (a)	222	82,300
West Pharmaceutical Services, Inc.	268	61,940
		4,721,947

Industrials - 8.8%
AMETEK, Inc.	858	192,175
Emerson Electric Co.	2,112	310,379
Flowserve Corp.	474	37,043
General Electric Co.	3,954	1,213,048
Genpact Ltd. (b)	642	28,312
Howmet Aerospace, Inc.	1,511	314,409
IDEX Corp.	279	55,395
Illinois Tool Works, Inc.	1,091	285,035
Ingersoll Rand, Inc. (b)	1,473	126,811
ITT, Inc.	321	58,518
Nordson Corp.	209	57,377
Sensata Technologies Holding PLC	543	18,782
Uber Technologies, Inc. (a)	7,812	625,351
UL Solutions, Inc.	234	16,434
Veralto Corp.	925	91,556
		3,430,625

Information Technology - 48.0% (c)
Accenture PLC - Class A	2,313	609,799
Advanced Micro Devices, Inc. (a)	6,110	1,446,420
Akamai Technologies, Inc. (a)	536	52,072
Amphenol Corp.	4,602	663,056
Analog Devices, Inc.	1,841	572,330
Apple, Inc.	6,762	1,754,604
Applied Materials, Inc.	2,972	957,935
Autodesk, Inc. (a)	797	201,537
Bentley Systems, Inc. - Class B (b)	1,089	38,246
Broadcom, Inc.	5,228	1,732,036
Cadence Design System, Inc. (a)	1,023	303,176
Cirrus Logic, Inc. (a)	190	24,765
Cognex Corp.	625	24,213
Dolby Laboratories, Inc. - Class A	227	14,571
F5, Inc. (a)	217	59,807
Fortinet, Inc. (a)	2,799	227,447
International Business Machines Corp.	3,504	1,074,677
Keysight Technologies, Inc. (a)	640	138,451
KLA Corp.	493	703,974
Lam Research Corp.	4,708	1,099,130
Lattice Semiconductor Corp. (a)	510	41,065
Littelfuse, Inc.	93	30,110
MACOM Technology Solutions Holdings, Inc. (a)	279	61,118
Microchip Technology, Inc.	2,016	153,055
Microsoft Corp.	3,932	1,691,900
MKS, Inc. (b)	250	58,853
Monolithic Power Systems, Inc. (b)	180	202,347
NetApp, Inc.	738	71,106
NVIDIA Corp.	10,751	2,054,839
NXP Semiconductors NV	947	214,155
ON Semiconductor Corp. (a)	1,501	89,895
Onto Innovation, Inc. (a)	182	36,773
PTC, Inc. (a)	445	69,478
Qnity Electronics, Inc.	781	75,117
QUALCOMM, Inc.	4,015	608,634
Rambus, Inc. (a)	401	45,646
Seagate Technology Holdings PLC	803	327,375
Synaptics, Inc. (a)	145	11,964
Synopsys, Inc. (a)	698	324,650
TE Connectivity PLC	1,107	246,617
Teledyne Technologies, Inc. (a)	174	107,932
Teradyne, Inc.	583	140,532
Universal Display Corp.	177	20,323
Western Digital Corp.	1,287	322,046
Zebra Technologies Corp. - Class A (a)(b)	189	44,411
		18,748,187

Materials - 3.9%
Corteva, Inc. (b)	2,520	183,456
Hecla Mining Co.	2,499	56,277
Linde PLC	1,750	799,698
NewMarket Corp.	35	23,478
Newmont Goldcorp Corp.	4,103	460,972
		1,523,881
TOTAL COMMON STOCKS (Cost $34,426,614)		39,013,317

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	1,481,665	1,481,665
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,481,665)		1,481,665

TOTAL INVESTMENTS - 103.7% (Cost $35,908,279)		40,494,982
Liabilities in Excess of Other Assets - (3.7)%		(1,455,463)
TOTAL NET ASSETS - 100.0%		$39,039,519

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $1,448,666.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer US Export Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,013,317	$–	$–	$39,013,317
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,481,665
Total Investments	$39,013,317	$–	$–	$40,494,982

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,481,665 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.